Inventories (Details 1) - ARS ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventories
Inventories, beginning balance	$ 570,339
Increase in Inventories	512,183
Inventories, ending balance	1,082,522	$ 570,339
Provision for obsolete inventory, beginning balance	570,339,000
Increase in provision for obsolete inventory	512,183,000
Provision for obsolete inventory, ending balance	1,082,522,000
Total provision, beginning balance	489,782,000
Increase, total	$ 80,557,000
Total provision, ending balance		$ 570,339,000